MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES
MARKETABLE SECURITIES
10.	MARKETABLE SECURITIES

On August 15, 2018, the Company sold its former subsidiary, Mount Rainey Silver Inc., to StrikePoint Gold Inc. (“StrikePoint” or “SKP”) in exchange for 9,500,000 securities of StrikePoint, and a series of cash and share payments totalling $1,500,000. On January 29, 2020, the Company received an additional 15,000,000 common shares of StrikePoint in satisfaction of the remaining $750,000 due to the Company.

On March 25, 2021 and April 15, 2021, Skeena purchased 121,500 and 5,547,142 common shares of QuestEx Gold & Copper Ltd. (“QuestEx” or “QEX”), respectively, for a total cost of $3,415,000.

	Number of shares		Cost	Fair value		Total
	SKP	QEX	SKP + QEX	SKP	QEX
Balance, December 31, 2019	5,473,000	—	$848	$246	—	$246
Acquired	15,000,000	—	750	750	—	750
Disposed	(9,811,000)	—	(766)	(2,087)	—	(2,087)
Realized gain	—	—	—	1,321	—	1,321
Unrealized gain	—	—	—	2,755	—	2,755
Balance, December 31, 2020	10,662,000	—	$832	$2,985	—	$2,985

	Number of shares		Cost	Fair value		Total
	SKP	QEX	SKP + QEX	SKP	QEX
Balance, December 31, 2020	10,662,000	—	$832	$2,985	—	$2,985
Acquired	—	5,668,642	3,415	—	3,415	3,415
Disposed	(4,661,000)	—	(364)	(1,256)	—	(1,256)
Realized gain	—	—	—	892	—	892
Unrealized gain (loss)	—	—	—	(1,781)	837	(944)
Balance, December 31, 2021	6,001,000	5,668,642	$3,883	$840	4,252	$5,092

The total fair value of marketable securities consists of StrikePoint shares valued at $840,000 and QuestEx shares valued at $4,252,000, which are classified as current and non-current items on the statement of financial position, respectively. StrikePoint shares were previously recorded as non-current assets on the statement of financial position at December 31, 2020.

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